Employee Benefit Plans - Additional Information (Detail) - Group Personal Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maximum percentage of employee contribute to a defined contribution plan	3.00%	3.00%
Maximum amount the employee may contribute to a defined contribution plan	$ 0.4	$ 0.3